Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Private Placement [Member]	Private Placement [Member] Common Stock	Private Placement [Member] Additional Paid-in Capital
Balance at Dec. 31, 2018	$ 227,891	$ 382	$ 257,125	$ (13,329)	$ (16,287)
Balance (in shares) at Dec. 31, 2018		38,186,991
Shares issued on exercise of options (in shares)	578,000	445,000
Shares issued on exercise of options	$ 2,635	$ 4	2,631
Stock-based compensation expenses	539		539
Net Income (Loss)	(13,191)			(13,191)
Foreign currency translation adjustments	(3,136)				(3,136)
Balance at Dec. 31, 2019	$ 214,738	$ 386	260,295	(26,520)	(19,423)
Balance (in shares) at Dec. 31, 2019		38,631,991
Shares issued on exercise of options (in shares)	433,000	566,000
Shares issued on exercise of options	$ 3,793	$ 6	3,787
Stock-based compensation expenses	1,002		1,002
Net Income (Loss)	15,693			15,693
Foreign currency translation adjustments	13,597				13,597
Others	5			5
Balance at Dec. 31, 2020	$ 248,828	$ 392	265,084	(10,822)	(5,826)
Balance (in shares) at Dec. 31, 2020	39,197,991	39,197,991
Shares issued on exercise of options (in shares)	150,000	150,000
Shares issued on exercise of options	$ 1,412	$ 1	1,411
Stock-based compensation expenses	433		433
Net Income (Loss)	(53,433)			(53,433)
Foreign currency translation adjustments	5,485				5,485
Others	0
Balance at Dec. 31, 2021	$ 202,725	$ 393	266,928	(64,255)	(341)
Balance (in shares) at Dec. 31, 2021	39,347,991	39,347,991
Shares issued on equity awards (in shares)		1,199,388
Shares issued on equity awards	$ 5,162	$ 12	5,150
Shares issued on exercise of options (in shares)	0
Stock-based compensation expenses	$ 213		213
Net Income (Loss)	(52,864)			(52,864)
Foreign currency translation adjustments	(20,398)				(20,398)
Others	0
Balance at Dec. 31, 2022	$ 134,838	$ 405	272,291	(117,119)	(20,739)
Balance (in shares) at Dec. 31, 2022	40,547,379	40,547,379
Shares issued on equity awards (in shares)							17,786,736
Shares issued on equity awards						$ 42,701	$ 179	$ 42,522
Stock-based compensation expenses	$ 101		101
Net Income (Loss)	(50,448)			(50,448)
Foreign currency translation adjustments	(3,048)				(3,048)
Others	0
Balance at Dec. 31, 2023	$ 124,144	$ 584	314,914	(167,567)	(23,787)
Balance (in shares) at Dec. 31, 2023	58,334,115	58,334,115
Shares issued on equity awards (in shares)		1,869,099
Shares issued on equity awards	$ 5,493	$ 18	5,475
Stock-based compensation expenses	0
Net Income (Loss)	29,146			29,146
Foreign currency translation adjustments	13,549				13,549
Others	0
Balance at Dec. 31, 2024	$ 172,332	$ 602	$ 320,389	$ (138,421)	$ (10,238)
Balance (in shares) at Dec. 31, 2024	60,203,214	60,203,214